Steven F. Carman Attorney 4801 Main Street, Suite 1000 Kansas City, MO 64112 816.983.8153 fax: 816.983.8080 steve.carman@huschblackwell.com

June 22, 2009

VIA EDGAR AND E-MAIL Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Larry L. Greene
Re:	Tortoise Power and Energy Infrastructure Fund, Inc. (the "Fund")

File Numbers 811-22106 and 333-145105

To the Commission:

On August 3, 2007, the Fund filed with the Securities and Exchange Commission (the "Commission") a registration statement on form N-2 (the "Registration Statement") under the Securities Act of 1933 and Investment Company Act of 1940 to register the common shares of the Fund.  The Fund received comments on the Registration Statement from Larry L. Greene ("Mr. Greene") of the Commission Staff by letter dated October 10, 2007 (the "Comment Letter").  The Fund subsequently filed Pre-Effective Amendment No. 1 to the Registration Statement ("Amendment No. 1") on May 14, 2009 to respond to matters raised in the Comment Letter.  Prior to receiving any additional comments from the Commission Staff, the Fund filed Pre-Effective Amendment No. 2 to the Registration Statement ("Amendment No. 2") on May 20, 2009.  Amendment No. 2 included the audited seed financials for the Fund and made a small number of clean-up changes to Amendment No. 1.  On June 17, 2009, additional comments from the Commission Staff were conveyed to the Fund by Mr. Greene.  The Fund is filing concurrently herewith Pre-Effective Amendment No. 3 to the Registration Statement ("Amendment No. 3"), primarily to respond to those additional comments from Mr. Greene.  In addition, the Fund has incorporated in Amendment No. 3 additional text to address a potential change in control of the adviser of the Fund.  This potential change of control has been previously discussed with Mr. Greene.  The text of each comment conveyed by Mr. Greene has been included in this letter for your reference, and the Fund's response is presented below each comment.  References to page numbers included in this letter are references to page numbers of the marked version of the Registration Statement.  Defined terms used in this letter are used as defined in the Registration Statement.

Securities and Exchange Commission
June 22, 2009

General

1.	Comment: Please confirm that the Fund will provide the commitments generally characterized as the "Tandy language" at the time the Fund asks to be declared effective.

Response: The Fund confirms its intention to provide such commitments.

2.	Comment: Please confirm that the offering contemplated by this Registration Statement is not to be undertaken in reliance on Rule 415 under the Securities Act of 1933.

Response:  The appropriate box on the cover page of the Registration Statement is not marked to indicate that the Fund intends to rely on Rule 415.  To confirm for the Commission Staff, the Fund does not intend to offer the securities covered by the Registration Statement on a delayed or continuous basis.

3.	Comment: Please provide the Commission Staff with information about the status of FINRA review of the underwriting terms and arrangements reflected in the Registration Statement.

Response:  FINRA has issued comments with respect to the underwriting terms and arrangements of the offering and counsel to the underwriters is in the process of updating responses to such comments.  We will provide the Staff with confirmation of FINRA approval when it is received.

Prospectus Cover

4.	Comment: Please revise the presentation of the last sentence of the fifth paragraph of the cover page of the Prospectus so that it is distinct from the first sentence of that paragraph.

Response:  The Fund has revised the presentation of the last sentence of the fifth paragraph on the cover page of the Prospectus to no longer appear in bold face.  As discussed with Mr. Greene, the sentence is now presented in a manner distinct from the first sentence of that paragraph.

5.
Comment:  The cover page of the Prospectus indicates that the Fund will invest no more than 15% of its total assets in restricted securities.  Subsequently on the cover page of the Prospectus, the statement is made that the Fund will invest primarily in securities issued by power or energy infrastructure companies, "15% of which may be restricted securities."  Please clarify whether the 15% limitation applies to total assets of the Fund

Securities and Exchange Commission
June 22, 2009

or only to that portion of the total assets invested in power or energy infrastructure companies.

Response:  The Fund has revised the language on the cover page to make clear that the 15% limitation for investment in restricted securities is based on total assets.  The text in the remainder of the Registration Statement is consistent.

6.
Comment:  The next to last paragraph of the cover page of the Prospectus indicates that no state securities commission has approved or disapproved of the securities.  The Commission Staff points out that this statement is no longer necessary subsequent to NSMIA.

Response:  The Fund accepts that the statement is no longer necessary.  The Fund would prefer, however, to leave the statement in, as it is accurate.

Prospectus

7.	Comment: Please revise the Table of Contents to the Prospectus so as to not use all capitalized letters.

Response:  The Table of Contents to the Prospectus has been revised so that the words used therein only have an initial capital letter.

8.	Comment: Consider including a risk factor describing the impact of the volatility and uncertainty in the credit and debt securities markets in the past several months.

Response:  The Fund directs the attention of the Staff to the risk factor under the heading "Risks Related to our Operations - General Securities Risks - Current Capital Markets Environment Risk."  This risk factor appears first on page 9 in the "Offering" Section of the Prospectus and appears again in the "Risk Factors" Section on page 51 of the Prospectus.  As a result of this disclosure, the Fund believes it has adequately addressed the potential impact of credit market volatility and uncertainty.

9.
Comment:  Please include in the Prospectus a discussion of the potential impact to the Fund of significant changes in the price of oil, gasoline, and propane.  Further, please discuss in the Prospectus the impact on the Fund of a substantial deployment in the United States of renewable energy to serve the demand for electricity.

Response:  The Fund directs the attention of the Staff to the risk factor on pages 19 and 61 of the Prospectus under the heading "Risks Related to Investing in the Power and Energy Infrastructure Sectors - Energy Infrastructure Company Risk - Price Volatility

Securities and Exchange Commission
June 22, 2009

Risk."  As a result of this disclosure, the Fund believes it has adequately addressed the potential impact of commodity price volatility.  As to the deployment of renewable energy, the Fund notes that although the use of renewable energy as a source of power is expected to increase, the transmission of that power is expected to occur through existing infrastructure.  Further, the Fund is not prohibited from buying the securities of power or energy infrastructure companies that generate renewable power or energy.  However, the impact of either activity on the Fund is not expected to be material.

10.
Comment:  In the Section titled "Summary of Fund Expenses," please revise the last sentence of the first paragraph to indicate that not all of the percentages of annual expenses reflected in the tables are subject to variation.

Response:  The referenced sentence has been revised to indicate that certain of the indicated percentages of annual expenses are subject to variation.

11.	Comment: Please move the footnotes to the fee table so that the footnotes appear after the "Example" that is currently set forth immediately following the footnotes.

Response:  The Fund has revised the Prospectus so that the footnotes follow the "Example."

12.
Comment:  Please remove the reference in Footnote 8 to "underlying funds" as the Fund no longer appears to have any intention of investing in other investment companies subsequent to its start-up period.

Response:  Footnote 8 has been revised to delete any reference to "underlying funds."

13.	Comment: Please explain to the Commission Staff the benefit of Footnote 8 to the expense table in light of the Fund's contemplated use of leverage.

Response:  The Fund believes that the disclosure reflected in Footnote 8 is meaningful to investors, as the management fee to be paid to the Advisor will be based on the Managed Assets of the Fund.  Because the mandated expense table provides expense information as a percentage of net assets attributable to common shares, the information in Footnote 8 is intended to show the expense information in the same manner as it is presented in the rest of the Registration Statement.  The Fund points out that Footnote 8 is consistent with the presentation of expense information in several other filings made by other entities for which the Advisor serves as the adviser.

14.	Comment: The Commission Staff notes that the Fund has obtained prior approval from its existing stockholders to undertake sales below NAV. Please revise the Prospectus to

Securities and Exchange Commission
June 22, 2009

highlight for prospective investors the risks related to future sales of common stock below net asset value.

Response:  The Fund has highlighted the potential risk of Dilution posed by sales below NAV in the table added on page 70 of the Prospectus in the Section titled "Description of Capital Stock - Common Shares - Issuance of Additional Shares".  This table enhances the half page discussion of that risk that now appears immediately before the table.

Statement of Additional Information

15.
Comment:  In describing the fundamental policies on Page S-6 of the SAI, the Fund references the limitations on leverage imposed by the 1940 Act.  Please confirm for the Commission Staff that those limitations are clearly articulated in the Registration Statement.

Response:   The Fund confirms for the Commission Staff that the leverage limitations imposed by the 1940 Act are addressed in detail on pages 36 and 37 of the Prospectus in the Section titled "Leverage - Use of Leverage.

Undertakings

16.
Comment:  Please include in the Undertakings those undertakings appropriate as a result of the prior approval of Fund stockholders of the ability of the Fund to sell common stock in the future at a price below net asset value.

Response:  The requested additional undertakings have been added at the end of Item 34 in Part C of the Registration Statement.

The Company believes that it has responded to all comments it has received on the Registration Statement.  As indicated previously to Mr. Greene, the Company intends to print its preliminary Prospectus on Wednesday, June 24, 2009 and file an acceleration request, including Tandy language, seeking to be declared effective during the week of July 27, 2009.

Very truly yours,
/s/ Steven F. Carman
Steven F. Carman

cc:       Joseph A. Hall, Davis Polk & Wardwell
    Terry Matlack
    Brad Adams